Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Schedule V
Valuation and qualifying accounts

Amounts in EUR million	2020	2019	2018
Balance at January 1	199	179	213
Addition charged to earnings	154	72	35
Amounts written off and other changes	(70)	(53)	(70)
Currency translation	(7)	-	1
Balance at December 31	276	199	179

The provisions can be analyzed as follows:
Mortgages	6	6	19
Other loans	182	159	118
Receivables	88	34	41
Total	276	199	179